Commitments and Contingencies (Details) (USD $)	6 Months Ended
Jun. 30, 2013
2013	$ 988,209
2014	1,078,176
2015	679,285
2016	448,000
2017	124,000
Thereafter	62,000
Total	$ 3,379,670